                                                          [LOGO]
                                                          THE HARTFORD

                                                          Lynn Higgins
                                                          Senior Legal Assistant



July 15, 2003


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account Seven (Registrant)
     Hartford Leaders variable annuity
     File No. 333-104357

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on July 11, 2003.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins